Intrinsic Value of Options Outstanding and Exercisable (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Intrinsic value of common stock options outstanding	$ 1,507	$ 5,520
Intrinsic value of common stock options exercisable	$ 1,404	$ 2,716